OTHER LONG-TERM DEBT (Schedule of Maturity Capital Leases Liabilities) (Details) - USFRF [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
2020	$ 21,070
2021	16,332
2022	14,386
2023	7,684
2024	805
Total	$ 60,277